Significant Customers	12 Months Ended
Dec. 31, 2010
Significant Customers [Abstract]
Significant Customers
25.	Significant Customers
The following table summarizes net revenue and accounts receivable for customers which accounted for 10% or more of our accounts receivable and net sales:

	Net revenue			Accounts receivable
	Year ended December 31,			December 31,
	2010	2009	2008	2010	2009	2008

A	21%	22%	22%	27%	21%	23%
B	13%	14%	14%	*	*	*
C	10%	13%	13%	*	11%	*
D	*	*	*	*	*	16%
E	*	*	*	*	*	18%
F	*	*	*	*	10%	*

				Receivables from sale of
	Other current assets			Manufacturing equipment
	December 31,			December 31,
	2010	2009	2008	2010	2009	2008

D	*	*	50%	*	*	83%
E	*	*	*	*	*	17%

*	Less than 10%.